Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 846,000
Previously Paid Amount	0.00
Total Fee Amount	129.52
Total Offset Amount	0.00
Net Fee	129.52
Narrative - Max Aggregate Offering Price	$ 846,000
Final Prospectus	true